Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Number of Shares and ADS Issuable

	Shares	Weighted	ADS	Weighted
Number of shares and ADS issuable	Number (000)	fair value	Number (000)	fair value
At 1 January 2017	32,855		17,083
Awards granted	13,018	£13.68	6,610	$35.63
Awards exercised	(10,596)		(5,674)
Awards cancelled	(1,352)		(627)

At 31 December 2017	33,925		17,392
Awards granted	12,751	£13.74	6,503	$35.28
Awards exercised	(11,089)		(5,583)
Awards cancelled	(1,519)		(925)

At 31 December 2018	34,068		17,387
Awards granted	12,814	£15.85	7,008	$37.90
Awards exercised	(11,709)		(6,079)
Awards cancelled	(1,704)		(976)

At 31 December 2019	33,469		17,340

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge	The assumptions used in the model are as follows:

	2019 Grant	2018 Grant	2017 Grant
Risk-free interest rate	0.44%	0.76%	0.54%
Dividend yield	4.5%	5.3%	5.9%
Volatility	22%	21%	23%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20 % discount)	£14.15	£12.09	£10.86

Summary of Option Outstanding

Options outstanding	Share option schemes – shares			Share option schemes – ADS			Savings-related share option schemes
	Number 000		Weighted exercise price	Number 000		Weighted exercise price	Number 000		Weighted exercise price
At 31 December 201 9	337		£12.04	290		$37.21	6,016		£12.21

Range of exercise prices on options outstanding at year en d	£12.04	–	£12.04	$36.63	–	$37.32	£10.13	–	£14.15

Weighted average market price on exercise during yea r			£16.13			$41.10			£15.60

Weighted average remaining contractual lif e			0.2 years			0.2 years			2.1 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2019	2018
Number of shares (000)	36,225	41,391

	£m	£m
Nominal value	9	10
Carrying value	134	160
Market value	645	617

Shares held for share option schemes	2019	2018
Number of shares (000)	139	139

	£m	£m
Nominal value	—	—
Carrying value	1	1
Market value	2	2